SCHEDULE OF INVESTMENTS

Securian Real Estate Securities (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate
Diversified REITs – 4.3%
Liberty Property Trust	15	$702
STORE Capital Corp.	27	898

		1,600

Health Care REITs – 12.1%
HCP, Inc.	42	1,327
Healthcare Trust of America, Inc., Class A	25	703
Physicians Realty Trust	25	461
Ventas, Inc.	14	912
Welltower, Inc.	15	1,172

		4,575

Hotel & Resort REITs – 4.1%
Host Hotels & Resorts, Inc.	53	1,002
Pebblebrook Hotel Trust	9	279
Sunstone Hotel Investors, Inc.	19	274

		1,555

Industrial REITs – 7.7%
Duke Realty Corp.	40	1,229
ProLogis, Inc.	23	1,664

		2,893

Office REITs – 16.0%
Alexandria Real Estate Equities, Inc.	14	1,974
Boston Properties, Inc.	11	1,486
Cousins Properties, Inc.	18	170
Douglas Emmett, Inc.	18	740
Highwoods Properties, Inc.	13	622
Kilroy Realty Corp.	9	646
SL Green Realty Corp.	5	405

		6,043

Residential REITs – 23.6%
American Homes 4 Rent	23	525
Apartment Investment and Management Co., Class A	12	599
AvalonBay Communities, Inc.	9	1,879
Camden Property Trust	9	924
Equity Lifestyle Properties, Inc.	2	171
Equity Residential	12	928
Essex Property Trust, Inc.	4	1,114
Invitation Homes, Inc.	30	740
Sun Communities, Inc.	10	1,173
UDR, Inc.	18	827

		8,880

Retail REITs – 14.2%
Agree Realty Corp.	9	603
Macerich Co. (The)	16	672
National Retail Properties, Inc.	6	321
Realty Income Corp.	7	478
Regency Centers Corp.	10	660
Simon Property Group, Inc.	12	2,102
Weingarten Realty Investors	17	499

		5,335

Specialized REITs – 16.6%
CubeSmart	7	218
CyrusOne, Inc.	4	189
Digital Realty Trust, Inc.	9	1,023
Equinix, Inc.	4	2,036
Extra Space Storage, Inc.	7	703
Four Corners Property Trust, Inc.	21	613
Public Storage, Inc.	4	763
QTS Realty Trust, Inc., Class A	10	432

VICI Properties, Inc.	13	278

		6,255

Total Real Estate - 98.6%		37,136

TOTAL COMMON STOCKS – 98.6%		$37,136

(Cost: $34,973)

SHORT-TERM SECURITIES	Principal
Master Note - 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(A)	$397	397

TOTAL SHORT-TERM SECURITIES – 1.1%		$397

(Cost: $397)

TOTAL INVESTMENT SECURITIES – 99.7%		$37,533

(Cost: $35,370)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		130

NET ASSETS – 100.0%		$37,663

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$37,136	$—	$—
Short-Term Securities	—	397	—

Total	$37,136	$397	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$35,370

Gross unrealized appreciation	3,030
Gross unrealized depreciation	(867)

Net unrealized appreciation	$2,163